Basis of Presentation and Summary of Significant Accounting Policies - Deferred Loan Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Discontined operations, write off of deferred debt issuance cost	$ 1.1	$ 1.8	$ 1.3